SCHEDULE OF FUTURE AMORTIZATION EXPENSES (Details) - Seamless Group Inc [Member] - USD ($)	Dec. 31, 2021	Dec. 31, 2020
2022	$ 3,533,703
2023	3,002,348
2024	2,438,936
2025	2,270,533
2026	1,833,176
Thereafter	305,001
Intangible assets, net	$ 13,383,697	$ 14,613,937